      As filed with the Securities and Exchange Commission on July 14, 2000
                                                      Registration No. 333-37598

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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ----------------

                                   FORM N-14
                             REGISTRATION STATEMENT
                                     UNDER
                         THE SECURITIES ACT OF 1933 [X]

                       [_] Pre-Effective Amendment No.
                       [X] Post-Effective Amendment No. 1

                              North American Funds
               (Exact Name of Registrant as Specified in Charter)

                              286 Congress Street
                          Boston, Massachusetts 02210
                    (Address of Principal Executive Office)

                                 (800) 872-8037
                        (Area Code and Telephone Number)

                            John I. Fitzgerald, Esq.
                                General Counsel
                              North American Funds
                              286 Congress Street
                          Boston, Massachusetts 02210
                                 (800) 872-8037
                    (Name and Address of Agent for Service)

                                    Copy to:

                            Gregory D. Sheehan, Esq.
                                  Ropes & Gray
                            One International Place
                                Boston, MA 02110

                               ----------------

It is proposed that this filing become effective immediately upon filing pursuant to Rule 485(b).

This Amendment is being filed solely for the purpose of adding the enclosed exhibits to the Registration Statement.
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                             NORTH AMERICAN FUNDS

                                   FORM N-14
                                    PART C

                               OTHER INFORMATION

Item 16.  Exhibits.
          --------

(12) The following opinions of counsel as to tax matters and consent of counsel are filed herewith:

          (a) Opinion of counsel as to tax matters related to the merger of the American General Stock Index Fund.

          (b) Opinion of counsel as to tax matters related to the merger of the American General Large Cap Value Fund.

          (c) Opinion of counsel as to tax matters related to the merger of the American General Mid Cap Value Fund.

          (d) Opinion of counsel as to tax matters related to the merger of the American General Domestic Bond Fund.

          (e) Opinion of counsel as to tax matters related to the merger of the American General Core Bond Fund.

          (f) Opinion of counsel as to tax matters related to the merger of the American General Money Market Fund.

          (g) Opinion of counsel as to tax matters related to the merger of the American General Municipal Bond Fund.

          (h) Opinion of counsel as to tax matters related to the merger of the American General Strategic Bond Fund.

          (i) Opinion of counsel as to tax matters related to the merger of the American General Small Cap Growth Fund.

          (j) Opinion of counsel as to tax matters related to the merger of the American General Mid Cap Growth Fund.

          (k) Opinion of counsel as to tax matters related to the merger of the American General Balanced Fund.

          (l) Opinion of counsel as to tax matters related to the merger of the American General Large Cap Growth Fund.

          (m) Opinion of counsel as to tax matters related to the merger of the American General International Growth Fund.

          (n) Opinion of counsel as to tax matters related to the merger of the American General International Value Fund.

          (o)      Consent of counsel.

                                      -2-
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                                  SIGNATURES
                                  ----------

     Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and State of Massachusetts on the 14th day of July, 2000.

                                  NORTH AMERICAN FUNDS


                                  By:              *
                                      --------------------------
                                      Alice T. Kane, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

     Signatures                    Title(s)                      Date
     ----------                    --------                      ----


                 *                 Trustee                       July 14, 2000
     ------------------------
     William F. Achtmeyer


                 *                 Trustee                       July 14, 2000
     ------------------------
     Don B. Allen


                 *                 Trustee                       July 14, 2000
     ------------------------
     William F. Devin


                 *                 Trustee; Chairman;            July 14, 2000
     ------------------------      President and Principal
     Alice T. Kane                 Executive Officer



                 *                 Trustee                       July 14, 2000
     ------------------------
     Kenneth J. Lavery


                 *                 Treasurer; Principal          July 14, 2000
     ------------------------      Financial and Accounting
     Thomas J. Brown               Officer





*By: /s/ John I. Fitzgerald
     --------------------------------------
     John I. Fitzgerald as Attorney-in-Fact
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                                 Exhibit Index


Exhibit No.         Exhibit Name
----------          ------------

   12(a) Opinion of counsel as to tax matters related to the merger of the American General Stock Index Fund.

   12(b) Opinion of counsel as to tax matters related to the merger of the American General Large Cap Value Fund.

   12(c) Opinion of counsel as to tax matters related to the merger of the American General Mid Cap Value Fund.

   12(d) Opinion of counsel as to tax matters related to the merger of the American General Domestic Bond Fund.

   12(e) Opinion of counsel as to tax matters related to the merger of the American General Core Bond Fund.

   12(f) Opinion of counsel as to tax matters related to the merger of the American General Money Market Fund.

   12(g) Opinion of counsel as to tax matters related to the merger of the American General Municipal Bond Fund.

   12(h) Opinion of counsel as to tax matters related to the merger of the American General Strategic Bond Fund.

   12(i) Opinion of counsel as to tax matters related to the merger of the American General Small Cap Growth Fund.

   12(j) Opinion of counsel as to tax matters related to the merger of the American General Mid Cap Growth Fund.

   12(k) Opinion of counsel as to tax matters related to the merger of the American General Balanced Fund.

   12(l) Opinion of counsel as to tax matters related to the merger of the American General Large Cap Growth Fund.

   12(m) Opinion of counsel as to tax matters related to the merger of the American General International Growth Fund.

   12(n) Opinion of counsel as to tax matters related to the merger of the American General International Value Fund.

   12(o)       Consent of counsel.